BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2018
Disclosure Of Basis Of Presentation [Abstract]
BASIS OF PRESENTATION
2.	BASIS OF PREPARATION

Statement of compliance

The policies applied in these consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and Interpretations of the IFRS Interpretations Committee.

Basis of measurement

These consolidated financial statements have been prepared on the going concern basis, under the historical cost convention except for certain financial instruments that are measured at fair value and investments recorded using the equity method of accounting.

Functional and presentation currency

The consolidated financial statements and the accompanying notes are expressed in U.S. dollars. Financial metrics are presented in thousands. Other metrics, such as shares outstanding, are presented in thousands unless otherwise noted.

Basis of consolidation

Subsidiaries are entities controlled by the Company. Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity and expose itself to the variable returns from the entity’s activities. The consolidated financial statements include the results of subsidiaries’ operations from the date that control commences until the date that control ceases. The Company’s significant consolidated subsidiaries are listed below, and are owned 100% by the Company unless otherwise noted:

Business Name	Entity Type	State of Operation
Acreage Holdings America, Inc. (“USCo”)	Holding company	n/a
Acreage Holdings WC, Inc. (“USCo2”) (1)	Holding company	n/a
High Street Capital Partners, LLC (“HSCP”) (1):	Holding company	NY
New England:
D&B Wellness, LLC (“D&B”)	Dispensary	CT
Prime Wellness of Connecticut (“PWCT”)	Dispensary	CT
Prime Wellness Center, Inc. (“PWC”)	Dispensary/Cultivation	MA
MA RMD SVCS, LLC (“MA RMDS”)	Management company	MA
South Shore BioPharma, LLC (“SSBP”)	Management company	MA
The Wellness & Pain Management Connection LLC (“WPMC”) (2)	Management company	ME
Prime Alternative Treatment Center Consulting, LLC (“PATCC”)	Management company	NH
West:
Cannabliss:
22nd & Burn, Inc.	Dispensary	OR
East 11th, Inc.	Dispensary	OR
The Firestation 23, Inc.	Dispensary	OR
HSCP Oregon, LLC (“HSCP Oregon”)	Dispensary/Cultivation	OR
HSRC NorCal, LLC (“NorCal”)	Management company	CA
Mid-Atlantic:
NYCANNA, LLC (“NYCANNA”)	Dispensary/Cultivation	NY
Maryland Medicinal Research & Caring, LLC (“MMRC”)	Dispensary	MD
Prime Wellness of Pennsylvania, LLC (“PWPA”)	Cultivation	PA
Midwest:
HSC Solutions, LLC (“HSC”)	Investment company	NY
NCC Real Estate, LLC (“NCCRE”)	Real estate	IL
In Grown Farms 2, LLC (“IGF”)	Cultivation	IL
South:
Florida Wellness, LLC (“FLW”) (3)	Investment company	FL

(1) See Note 11 for further information.

(2) 97% owned by the Company.

(3) During the year ended December 31, 2018, the Company disposed of its investment in FLW.

Intercompany balances, and any unrealized gains and losses or income and expenses arising from transactions with subsidiaries, are eliminated. Unrealized losses are eliminated to the extent of the gains, but only to the extent that there is no evidence of impairment.

Non-controlling interests (“NCI”)

Non-controlling interests represent ownership interests in consolidated subsidiaries by parties that are not shareholders of Pubco. They are shown as a component of total equity in the Consolidated Statements of Financial Position, and the share of income (loss) attributable to non-controlling interests is shown as a component of net income (loss) in the Consolidated Statements of Operations. Changes in the parent company’s ownership that do not result in a loss of control are accounted for as equity transactions.